Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended
	Apr. 03, 2024	Dec. 15, 2021	Dec. 30, 2020	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
C000224149
Account Value [Line Items]
Line Graph and Table Measure Name			Rayliant Quantamental China Equity ETF
C000232916
Account Value [Line Items]
Line Graph and Table Measure Name		Rayliant Quantamental Emerging Market ex-China Equity ETF
Account Value		$ 10,000		$ 11,363						$ 8,987	$ 7,903
C000232917
Account Value [Line Items]
Line Graph and Table Measure Name		Rayliant Quantitative Developed Market Equity ETF
C000248857
Account Value [Line Items]
Line Graph and Table Measure Name	Rayliant SMDAM Japan Equity ETF			Tokyo Stock Exchange TOPIX (TR) (USD)
CSI 300 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			CSI 300 Index (USD) (TR)
Account Value			$ 10,000	$ 8,020						6,870	7,112	$ 9,773
MSCI Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Index
Account Value		$ 10,000		11,203						8,793	7,669
MSCI World Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) (USD)
Account Value		$ 10,000		12,264						9,261	7,594
Tokyo Stock Exchange TOPIX (TR) (USD)
Account Value [Line Items]
Account Value	$ 10,000			10,499	$ 10,474	$ 10,438	$ 9,817	$ 9,905	$ 9,778
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Account Value		$ 10,000		$ 10,422						$ 8,268	$ 7,402